Premises and equipment_Reconciliation of premises and equipment (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,477,545,000,000		₩ 2,458,025,000,000
Changes in property plant and equipment [Abstract]
Acquisition	42,694,000,000		68,628,000,000
Disposal	(161,000,000)		(1,469,000,000)
Depreciation	(66,800,000,000)		(69,346,000,000)
Classified to assets held for sale	(6,050,000,000)		(2,184,000,000)
Transfer	(6,333,000,000)		2,708,000,000
Foreign currencies translation adjustment	584,000,000		(2,754,000,000)
Acquisition through business combination	1,630,000,000		0
Others	7,645,000,000		5,568,000,000
Ending balance	2,450,754,000,000	$ 2,204,312	2,459,176,000,000
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,487,278,000,000		1,488,745,000,000
Changes in property plant and equipment [Abstract]
Acquisition	463,000,000		0
Disposal	0		(606,000,000)
Depreciation	0		0
Classified to assets held for sale	(3,573,000,000)		(1,743,000,000)
Transfer	(1,910,000,000)		2,466,000,000
Foreign currencies translation adjustment	(89,000,000)		(596,000,000)
Acquisition through business combination	0		0
Others	0		0
Ending balance	1,482,169,000,000		1,488,266,000,000
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	680,846,000,000		691,699,000,000
Changes in property plant and equipment [Abstract]
Acquisition	4,326,000,000		3,831,000,000
Disposal	0		(205,000,000)
Depreciation	(12,960,000,000)		(13,029,000,000)
Classified to assets held for sale	(2,477,000,000)		(441,000,000)
Transfer	(4,423,000,000)		403,000,000
Foreign currencies translation adjustment	(121,000,000)		(560,000,000)
Acquisition through business combination	0		0
Others	624,000,000		(6,000,000)
Ending balance	665,815,000,000		681,692,000,000
Properties for business use
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	180,072,000,000		189,902,000,000
Changes in property plant and equipment [Abstract]
Acquisition	27,635,000,000		31,624,000,000
Disposal	(72,000,000)		(235,000,000)
Depreciation	(36,144,000,000)		(38,063,000,000)
Classified to assets held for sale	0		0
Transfer	63,433,000,000		5,485,000,000
Foreign currencies translation adjustment	352,000,000		(676,000,000)
Acquisition through business combination	969,000,000		0
Others	16,000,000		188,000,000
Ending balance	236,261,000,000		188,225,000,000
Structures in leased office
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	64,787,000,000		68,958,000,000
Changes in property plant and equipment [Abstract]
Acquisition	6,928,000,000		8,120,000,000
Disposal	(89,000,000)		(423,000,000)
Depreciation	(17,696,000,000)		(18,253,000,000)
Classified to assets held for sale	0		0
Transfer	0		0
Foreign currencies translation adjustment	489,000,000		(675,000,000)
Acquisition through business combination	661,000,000		0
Others	7,005,000,000		5,386,000,000
Ending balance	62,085,000,000		63,113,000,000
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	64,559,000,000		18,717,000,000
Changes in property plant and equipment [Abstract]
Acquisition	3,342,000,000		25,053,000,000
Disposal	0		0
Depreciation	0		0
Classified to assets held for sale	0		0
Transfer	(63,433,000,000)		(5,646,000,000)
Foreign currencies translation adjustment	(47,000,000)		(247,000,000)
Acquisition through business combination	0		0
Others	0		0
Ending balance	4,421,000,000		37,877,000,000
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	3,000,000		4,000,000
Changes in property plant and equipment [Abstract]
Acquisition	0		0
Disposal	0		0
Depreciation	0		(1,000,000)
Classified to assets held for sale	0		0
Transfer	0		0
Foreign currencies translation adjustment	0		0
Acquisition through business combination	0		0
Others	0		0
Ending balance	₩ 3,000,000		₩ 3,000,000